Convertible Note - Related Party (Details) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Debt Disclosure [Abstract]
Note Balance		$ 170,000
Accrued Interest		21,264
Balance and Accrued Interest Total		$ 191,264